Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill - Carrying value of vessels narrative (Details)			12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel			1
Reversal of previously recorded impairment					$ 12,708,000
Goodwill			$ 8,197,000	$ 8,197,000
Number of vessels under construction			0	0
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel			99	111
Impairment loss recognised in profit or loss, property, plant and equipment			$ 0	$ 0
LR2
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill			$ 8,200,000	$ 8,200,000
MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	13	13			13
Impairment loss recognised in profit or loss, property, plant and equipment		$ 14,200,000
Reversal of previously recorded impairment	$ 12,700,000